Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	102 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000253781 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.10%	7.63%	11.36%
Change Finance US Large Cap Fossil Fuel Free Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.35%	8.28%	12.05%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	13.61%
S&P 500 Equal Weight Total Return [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.80%	8.25%	10.63%